Short-Term and Long-Term Borrowings (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Borrowings [Member]
Short-Term and Long-Term Borrowings [Line Items]
Interest expense	$ 90,630	$ 219,908